CONCENTRATIONS (Details Narrative) - Unit	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentrations Details Narrative
No. of customers	4	5
Revenues rate	10.00%	10.00%
Combined revenues rate	50.00%	50.00%